John Hancock International High Dividend ETF Average Annual Total Returns		12 Months Ended	24 Months Ended
	Apr. 30, 2025	Dec. 31, 2024	Dec. 31, 2024
MSCI World ex-USA Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.70%	11.42%
MSCI World ex-USA High Dividend Yield Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		3.87%	11.47%
N/A
Prospectus [Line Items]
Average Annual Return, Percent		3.48%	11.24%
Performance Inception Date	Dec. 20, 2022
N/A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.56%	10.08%
N/A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.22%	8.80%